Income and Expenses - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income And Expenses [Line Items]
Fair value adjustments of financial instruments measured at fair value	€ 0.0	€ 277.8	€ 17.3
BMBF Government Grant
Disclosure Of Income And Expenses [Line Items]
Funding received		€ 375.0	€ 375.0